Deferred Financing Costs	12 Months Ended
Dec. 31, 2019
Deferred Financing Costs [Abstract]
Deferred Financing Costs
Note 10. Deferred Financing Costs

Deferred financing costs relating to Turning Point’s revolving credit facility consist of:

	December 31,
(In thousands)	2019	2018
Deferred financing costs, net of accumulated amortization of $410 and $174, respectively	$890	$870